Quarterly Holdings Report
for

Fidelity Flex® Funds

Fidelity Flex® Large Cap Growth Fund

April 30, 2021

ZLG-QTLY-0621
1.9881572.104

Schedule of Investments April 30, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 93.8%
	Shares	Value
COMMUNICATION SERVICES - 15.7%
Entertainment - 3.3%
Activision Blizzard, Inc.	4,908	$447,561
Bilibili, Inc. ADR (a)	1,113	123,387
Netflix, Inc. (a)	3,385	1,738,096
Roku, Inc. Class A (a)	923	316,561
Sea Ltd. ADR (a)	5,827	1,471,551
Take-Two Interactive Software, Inc. (a)	273	47,879
The Walt Disney Co. (a)	586	109,008
		4,254,043
Interactive Media & Services - 11.9%
Alphabet, Inc. Class A (a)	2,948	6,938,118
Baidu.com, Inc. sponsored ADR (a)	297	62,468
Bumble, Inc.	933	56,204
Facebook, Inc. Class A (a)	18,355	5,966,843
JOYY, Inc. ADR	1,314	124,909
Kuaishou Technology Class B (b)	1,000	33,858
Match Group, Inc. (a)	2,178	338,962
Pinterest, Inc. Class A (a)	757	50,242
Snap, Inc. Class A (a)	12,024	743,324
Tencent Holdings Ltd.	8,028	640,410
Twitter, Inc. (a)	2,236	123,472
Zillow Group, Inc. Class C (a)	462	60,115
		15,138,925
Media - 0.3%
AppLovin Corp. (a)	195	11,312
Criteo SA sponsored ADR (a)	5,184	205,960
DISH Network Corp. Class A (a)	569	25,486
Endeavor Group Holdings, Inc. (a)	1,000	27,560
Endeavor Group Holdings, Inc. (a)	1,768	43,853
		314,171
Wireless Telecommunication Services - 0.2%
T-Mobile U.S., Inc.	2,304	304,428

TOTAL COMMUNICATION SERVICES		20,011,567

CONSUMER DISCRETIONARY - 26.4%
Automobiles - 2.4%
Daimler AG (Germany)	300	26,708
General Motors Co. (a)	3,210	183,676
Harley-Davidson, Inc.	3,151	152,414
Hyundai Motor Co.	100	18,958
Kia Corp.	302	20,794
Lordstown Motors Corp. (c)	466	4,156
Neutron Holdings, Inc. (d)	9,174	136
NIO, Inc. sponsored ADR (a)	574	22,868
Rad Power Bikes, Inc. (c)(d)	1,815	8,755
Tesla, Inc. (a)	3,512	2,491,553
XPeng, Inc. ADR (a)	3,874	115,871
		3,045,889
Diversified Consumer Services - 0.1%
FSN E-Commerce Ventures Pvt Ltd. (c)(d)	1,000	145,389
Hotels, Restaurants & Leisure - 4.1%
Airbnb, Inc. Class A (e)	1,778	307,078
Boyd Gaming Corp. (a)	3,134	207,314
Caesars Entertainment, Inc. (a)	7,243	708,655
Chipotle Mexican Grill, Inc. (a)	357	532,655
Churchill Downs, Inc.	1,025	216,788
Dave & Buster's Entertainment, Inc. (a)	326	14,885
DraftKings, Inc. Class A (a)	555	31,446
Evolution Gaming Group AB (b)	467	92,235
Expedia, Inc. (a)	2,510	442,337
Flutter Entertainment PLC	100	20,495
Hilton Worldwide Holdings, Inc.	1,701	218,919
Kambi Group PLC (a)	885	44,765
Las Vegas Sands Corp. (a)	3,321	203,444
Marriott International, Inc. Class A	2,267	336,695
MGM Resorts International	4,807	195,741
Penn National Gaming, Inc. (a)	10,585	943,335
Planet Fitness, Inc. (a)	1,826	153,366
Texas Roadhouse, Inc. Class A	1,643	175,834
Vail Resorts, Inc.	510	165,832
Wynn Resorts Ltd. (a)	1,904	244,474
		5,256,293
Household Durables - 1.0%
D.R. Horton, Inc.	799	78,534
KB Home	912	43,986
Lennar Corp. Class A	1,159	120,072
PulteGroup, Inc.	225	13,302
Purple Innovation, Inc. (a)	2,365	80,599
Sonos, Inc. (a)	1,052	42,112
Sony Group Corp. sponsored ADR	1,056	105,769
Taylor Morrison Home Corp. (a)	4,402	137,386
Tempur Sealy International, Inc.	4,265	162,667
Toll Brothers, Inc.	2,449	153,552
TRI Pointe Homes, Inc. (a)	5,801	138,180
Tupperware Brands Corp. (a)	7,379	179,826
		1,255,985
Internet & Direct Marketing Retail - 10.2%
Alibaba Group Holding Ltd. sponsored ADR (a)	3,012	695,621
Amazon.com, Inc. (a)	2,815	9,760,787
BHG Group AB (a)	1,231	23,659
ContextLogic, Inc.	670	8,828
Coupang, Inc. Class A (a)	730	30,587
Deliveroo Holdings PLC	8,200	27,315
Deliveroo Holdings PLC (a)(b)	14,253	52,753
Delivery Hero AG (a)(b)	291	46,198
Etsy, Inc. (a)	834	165,791
Farfetch Ltd. Class A (a)	5,296	259,451
JD Health International, Inc. (b)	2,700	42,059
JD.com, Inc.:
Class A	516	19,927
sponsored ADR (a)	1,838	142,188
Magnite, Inc. (a)	1,818	72,811
Meituan Class B (a)(b)	688	26,394
MercadoLibre, Inc. (a)	155	243,502
Pinduoduo, Inc. ADR (a)	4,867	651,837
Poshmark, Inc.	724	30,285
The RealReal, Inc. (a)	7,707	190,902
THG PLC	2,600	22,263
thredUP, Inc. (a)	400	6,868
Vipshop Holdings Ltd. ADR (a)	1,303	40,093
Wayfair LLC Class A (a)	1,206	356,457
Zomato Pvt Ltd. (c)(d)	46,900	36,865
		12,953,441
Leisure Products - 0.2%
Callaway Golf Co.	203	5,877
Peloton Interactive, Inc. Class A (a)	2,100	206,535
Vista Outdoor, Inc. (a)	964	31,436
		243,848
Multiline Retail - 0.4%
Kohl's Corp.	1,475	86,524
Nordstrom, Inc. (a)	6,138	225,142
Ollie's Bargain Outlet Holdings, Inc. (a)	1,702	157,044
Target Corp.	299	61,971
		530,681
Specialty Retail - 4.7%
American Eagle Outfitters, Inc.	17,648	610,091
Aritzia LP (a)	2,361	58,912
Auto1 Group SE (b)	700	39,554
Burlington Stores, Inc. (a)	899	293,371
Carvana Co. Class A (a)	3,255	928,521
Cazoo Holdings Ltd. (c)	547	16,813
Dick's Sporting Goods, Inc.	2,949	243,528
Five Below, Inc. (a)	1,635	329,076
Floor & Decor Holdings, Inc. Class A (a)	3,490	387,111
Gap, Inc.	5,218	172,716
Industria de Diseno Textil SA	1,054	37,534
JD Sports Fashion PLC (a)	2,119	26,876
L Brands, Inc. (a)	1,313	86,527
Lowe's Companies, Inc.	7,729	1,516,816
MYT Netherlands Parent BV ADR (e)	1,175	35,215
RH (a)	1,660	1,142,113
Urban Outfitters, Inc. (a)	903	32,418
		5,957,192
Textiles, Apparel & Luxury Goods - 3.3%
Allbirds, Inc. (a)(c)(d)	215	2,376
Burberry Group PLC (a)	1,869	53,198
Capri Holdings Ltd. (a)	8,533	469,998
Crocs, Inc. (a)	6,306	631,357
Deckers Outdoor Corp. (a)	958	323,996
Dr. Martens Ltd. (a)	4,900	32,726
Hermes International SCA	27	33,889
lululemon athletica, Inc. (a)	1,557	522,015
LVMH Moet Hennessy Louis Vuitton SE	311	234,292
Moncler SpA	2,322	142,429
NIKE, Inc. Class B	5,679	753,149
Prada SpA	1,914	11,914
Puma AG	526	55,473
PVH Corp.	4,417	499,916
Tapestry, Inc.	5,226	250,064
Under Armour, Inc. Class A (sub. vtg.) (a)	8,491	206,416
		4,223,208

TOTAL CONSUMER DISCRETIONARY		33,611,926

CONSUMER STAPLES - 1.3%
Beverages - 0.9%
Boston Beer Co., Inc. Class A (a)	245	298,040
Celsius Holdings, Inc. (a)	1,189	68,130
Constellation Brands, Inc. Class A (sub. vtg.)	588	141,308
Kweichow Moutai Co. Ltd. (A Shares)	34	10,540
Monster Beverage Corp. (a)	2,461	238,840
The Coca-Cola Co.	5,831	314,757
		1,071,615
Food & Staples Retailing - 0.1%
Blink Health, Inc. Series A1 (c)(d)	99	3,231
Performance Food Group Co. (a)	1,552	91,102
Sweetgreen, Inc. warrants 1/21/26 (a)(c)(d)	672	2,654
Zur Rose Group AG (a)	38	12,649
		109,636
Food Products - 0.2%
AppHarvest, Inc. (c)	3,042	52,049
Bunge Ltd.	668	56,393
Darling Ingredients, Inc. (a)	1,457	101,189
Freshpet, Inc. (a)	246	45,466
Village Farms International, Inc. (a)	1,224	13,672
		268,769
Personal Products - 0.0%
Estee Lauder Companies, Inc. Class A	134	42,049
Tobacco - 0.1%
Altria Group, Inc.	1,169	55,820
JUUL Labs, Inc. Class A (a)(c)(d)	217	13,248
Swedish Match Co. AB	668	54,794
		123,862

TOTAL CONSUMER STAPLES		1,615,931

ENERGY - 0.9%
Energy Equipment & Services - 0.1%
Schlumberger Ltd.	3,200	86,560
Oil, Gas & Consumable Fuels - 0.8%
BP PLC sponsored ADR	2,413	60,711
ConocoPhillips Co.	1,546	79,062
EOG Resources, Inc.	1,374	101,181
Hess Corp.	1,601	119,291
HollyFrontier Corp.	2,629	92,015
Neste Oyj	130	7,877
Reliance Industries Ltd.	13,054	351,579
Reliance Industries Ltd.	885	12,836
Reliance Industries Ltd. sponsored GDR (b)	697	37,708
Suncor Energy, Inc.	2,642	56,509
Total SA sponsored ADR	763	33,786
Valero Energy Corp.	1,518	112,271
		1,064,826

TOTAL ENERGY		1,151,386

FINANCIALS - 1.6%
Banks - 0.5%
Bank of America Corp.	1,221	49,487
Citigroup, Inc.	2,618	186,506
Kotak Mahindra Bank Ltd. (a)	733	17,310
Wells Fargo & Co.	8,298	373,825
		627,128
Capital Markets - 0.4%
Charles Schwab Corp.	1,579	111,162
Coinbase Global, Inc. (a)	270	80,363
Goldman Sachs Group, Inc.	357	124,397
Morgan Stanley	1,869	154,286
Open Lending Corp. (a)	894	34,911
		505,119
Consumer Finance - 0.4%
Ally Financial, Inc.	4,095	210,688
American Express Co.	670	102,745
Capital One Financial Corp.	1,425	212,439
		525,872
Diversified Financial Services - 0.1%
Ant International Co. Ltd. Class C (a)(c)(d)	2,450	7,056
ArcLight Clean Transition Corp. Class A (a)(e)	3,009	48,686
BowX Acquisition Corp. (a)	4,000	48,800
CIIG Merger Corp. (c)	1,359	24,014
Horizon Acquisition Corp. Class A (a)	2,506	25,010
Jaws Acquisition Corp. (a)	2,120	27,475
Payfare, Inc. (a)	2,500	15,254
		196,295
Insurance - 0.2%
Goosehead Insurance	224	24,627
MetLife, Inc.	1,401	89,146
MetroMile, Inc. (a)	3,965	36,914
Prudential Financial, Inc.	923	92,632
		243,319
Thrifts & Mortgage Finance - 0.0%
Housing Development Finance Corp. Ltd.	365	11,928

TOTAL FINANCIALS		2,109,661

HEALTH CARE - 6.6%
Biotechnology - 1.6%
4D Molecular Therapeutics, Inc.	460	17,802
Acceleron Pharma, Inc. (a)	1,060	132,468
ADC Therapeutics SA (a)	696	17,080
Agios Pharmaceuticals, Inc. (a)	116	6,473
Akouos, Inc. (a)	400	5,688
Allakos, Inc. (a)	276	30,117
Alnylam Pharmaceuticals, Inc. (a)	1,619	227,696
Annexon, Inc. (a)	735	14,649
Arcutis Biotherapeutics, Inc. (a)	691	23,149
Argenx SE ADR (a)	108	30,965
Ascendis Pharma A/S sponsored ADR (a)	382	55,379
Avidity Biosciences, Inc.	300	7,032
BeiGene Ltd. (a)	331	8,805
BeiGene Ltd. ADR (a)	79	27,140
BioAtla, Inc.	300	14,877
Biomea Fusion, Inc. (a)	277	4,695
BioXcel Therapeutics, Inc. (a)	84	2,853
Bolt Biotherapeutics, Inc.	600	13,416
BridgeBio Pharma, Inc. (a)	201	11,240
Connect Biopharma Holdings Ltd. ADR (a)	1,000	16,270
Cullinan Oncology, Inc.	300	9,738
Forma Therapeutics Holdings, Inc.	489	13,179
Fusion Pharmaceuticals, Inc. (a)	400	3,440
Generation Bio Co.	1,151	41,965
Immunocore Holdings PLC ADR	322	12,996
Instil Bio, Inc. (a)	1,340	27,510
Karuna Therapeutics, Inc. (a)	173	19,205
Kronos Bio, Inc.	573	15,511
Kura Oncology, Inc. (a)	458	12,334
Mirati Therapeutics, Inc. (a)	58	9,641
Moderna, Inc. (a)	1,037	185,436
Natera, Inc. (a)	183	20,134
Neurocrine Biosciences, Inc. (a)	908	85,797
Novavax, Inc. (a)	719	170,353
Passage Bio, Inc. (a)	940	17,634
Prelude Therapeutics, Inc.	466	19,311
Protagonist Therapeutics, Inc. (a)	727	21,039
Recursion Pharmaceuticals, Inc. (a)	1,300	43,420
Regeneron Pharmaceuticals, Inc. (a)	290	139,577
Relay Therapeutics, Inc. (a)	546	17,314
Revolution Medicines, Inc. (a)	903	29,971
Sage Therapeutics, Inc. (a)	506	39,853
Sana Biotechnology, Inc.	361	7,762
Scholar Rock Holding Corp. (a)	178	5,758
Seagen, Inc. (a)	124	17,826
Shattuck Labs, Inc.	300	11,304
Silverback Therapeutics, Inc.	500	16,025
Taysha Gene Therapies, Inc.	400	10,324
TG Therapeutics, Inc. (a)	421	18,823
Translate Bio, Inc. (a)	1,460	33,901
Turning Point Therapeutics, Inc. (a)	849	64,719
Twist Bioscience Corp. (a)	75	10,064
Vaxcyte, Inc.	600	11,142
Vor Biopharma, Inc. (a)	564	15,894
Xencor, Inc. (a)	200	8,512
Zai Lab Ltd. ADR (a)	1,263	209,923
		2,065,129
Health Care Equipment & Supplies - 2.0%
Axonics Modulation Technologies, Inc. (a)	2,017	126,930
Boston Scientific Corp. (a)	600	26,160
CryoPort, Inc. (a)	295	16,688
Danaher Corp.	1,014	257,495
DexCom, Inc. (a)	1,107	427,413
InMode Ltd. (a)	811	70,014
Insulet Corp. (a)	526	155,286
Intuitive Surgical, Inc. (a)	908	785,420
Nevro Corp. (a)	154	26,613
Novocure Ltd. (a)	1,093	223,081
Outset Medical, Inc.	559	33,495
Shockwave Medical, Inc. (a)	1,191	194,681
Stryker Corp.	48	12,606
Tandem Diabetes Care, Inc. (a)	1,634	150,165
The Cooper Companies, Inc.	62	25,475
		2,531,522
Health Care Providers & Services - 0.5%
1Life Healthcare, Inc. (a)	1,404	61,088
Alignment Healthcare, Inc. (a)	1,222	32,432
Alignment Healthcare, Inc.	571	13,639
Guardant Health, Inc. (a)	1,171	186,166
Humana, Inc.	581	258,684
Oak Street Health, Inc. (a)	724	44,620
Owens & Minor, Inc.	615	22,195
Signify Health, Inc.	300	8,505
Surgery Partners, Inc. (a)	732	35,282
		662,611
Health Care Technology - 0.1%
agilon health, Inc. (a)	1,568	49,439
Certara, Inc.	800	25,448
GoodRx Holdings, Inc.	1,593	63,736
MultiPlan Corp. warrants (a)(c)	212	416
NeuroPace, Inc. (a)	300	7,248
Phreesia, Inc. (a)	233	12,058
		158,345
Life Sciences Tools & Services - 1.0%
10X Genomics, Inc. (a)	586	115,911
Avantor, Inc. (a)	3,175	101,727
Bio-Rad Laboratories, Inc. Class A (a)	61	38,438
Eurofins Scientific SA (a)	150	14,851
Joinn Laboratories China Co. Ltd. (H Shares) (b)	400	7,209
Maravai LifeSciences Holdings, Inc.	1,749	68,054
Nanostring Technologies, Inc. (a)	490	39,038
Olink Holding AB ADR (a)	724	25,485
Seer, Inc.	476	24,243
Thermo Fisher Scientific, Inc.	1,618	760,832
		1,195,788
Pharmaceuticals - 1.4%
Antengene Corp.	12,000	24,656
Arvinas Holding Co. LLC (a)	118	8,135
Atea Pharmaceuticals, Inc.	643	15,889
Eli Lilly & Co.	3,800	694,526
Hansoh Pharmaceutical Group Co. Ltd. (b)	2,259	9,757
Harmony Biosciences Holdings, Inc. (a)	281	8,233
Horizon Therapeutics PLC (a)	2,941	278,277
Intra-Cellular Therapies, Inc. (a)	838	28,852
Longboard Pharmaceuticals, Inc. (a)	1,300	12,389
Nektar Therapeutics (a)	308	6,040
Nuvation Bio, Inc. (c)	1,992	22,290
Nuvation Bio, Inc.	1,450	14,603
OptiNose, Inc. (a)	1,908	6,812
Pharvaris BV	505	12,171
Zoetis, Inc. Class A	3,971	687,102
		1,829,732

TOTAL HEALTH CARE		8,443,127

INDUSTRIALS - 6.1%
Aerospace & Defense - 0.3%
Airbus Group NV	676	81,296
Axon Enterprise, Inc. (a)	869	131,749
Space Exploration Technologies Corp. Class A (a)(c)(d)	100	41,999
The Boeing Co. (a)	606	141,992
		397,036
Air Freight & Logistics - 0.2%
FedEx Corp.	730	211,926
Airlines - 0.4%
Delta Air Lines, Inc. (a)	2,996	140,572
JetBlue Airways Corp. (a)	10,401	211,764
Spirit Airlines, Inc. (a)	2,741	98,183
Sun Country Airlines Holdings, Inc. (a)	500	20,350
		470,869
Building Products - 0.3%
Builders FirstSource, Inc. (a)	1,926	93,738
Carrier Global Corp.	2,096	91,344
The AZEK Co., Inc.	3,705	178,877
Trane Technologies PLC	110	19,121
		383,080
Commercial Services & Supplies - 0.0%
Aker Carbon Capture A/S (a)	5,048	10,246
Construction & Engineering - 0.2%
Dycom Industries, Inc. (a)	1,570	147,282
MasTec, Inc. (a)	637	66,477
Quanta Services, Inc.	518	50,060
		263,819
Electrical Equipment - 0.4%
Acuity Brands, Inc.	514	95,357
Array Technologies, Inc.	3,685	103,770
Ceres Power Holdings PLC (a)	540	9,963
Generac Holdings, Inc. (a)	112	36,282
ITM Power PLC (a)	1,267	9,108
Shoals Technologies Group, Inc.	2,648	84,921
Sunrun, Inc. (a)	2,374	116,326
		455,727
Industrial Conglomerates - 0.1%
General Electric Co.	14,706	192,943
Machinery - 0.2%
Caterpillar, Inc.	313	71,398
Deere & Co.	339	125,718
Pentair PLC	196	12,644
		209,760
Professional Services - 0.2%
KBR, Inc.	968	38,294
Manpower, Inc.	110	13,298
Upwork, Inc. (a)	3,344	154,025
		205,617
Road & Rail - 3.8%
Avis Budget Group, Inc. (a)	1,414	126,709
Canadian Pacific Railway Ltd.	437	163,085
Lyft, Inc. (a)	44,087	2,453,882
TuSimple Holdings, Inc. (a)	2,400	92,232
Uber Technologies, Inc. (a)	37,821	2,071,456
		4,907,364

TOTAL INDUSTRIALS		7,708,387

INFORMATION TECHNOLOGY - 33.2%
Communications Equipment - 0.0%
Cisco Systems, Inc.	249	12,677
Electronic Equipment & Components - 0.2%
Hon Hai Precision Industry Co. Ltd. (Foxconn)	8,382	34,794
II-VI, Inc. (a)	2,122	142,471
		177,265
IT Services - 3.3%
Afterpay Ltd. (a)	1,490	135,041
Endava PLC ADR (a)	414	37,484
MongoDB, Inc. Class A (a)	446	132,667
PayPal Holdings, Inc. (a)	6,664	1,747,901
Riskified Ltd. warrants (a)(c)(d)	5	0
Shopify, Inc. Class A (a)	526	620,895
Snowflake Computing, Inc.	288	66,698
Snowflake Computing, Inc. Class B (b)	47	10,885
Square, Inc. (a)	3,569	873,763
Squarespace, Inc. Class C (c)(d)	700	47,894
Twilio, Inc. Class A (a)	1,560	573,768
		4,246,996
Semiconductors & Semiconductor Equipment - 8.9%
Advanced Micro Devices, Inc. (a)	3,914	319,461
Ambarella, Inc. (a)	381	37,144
Applied Materials, Inc.	352	46,714
ASML Holding NV	214	138,693
Cirrus Logic, Inc. (a)	1,186	88,250
Enphase Energy, Inc. (a)	1,229	171,138
KLA Corp.	184	58,024
Lam Research Corp.	255	158,215
Marvell Technology, Inc.	59,689	2,698,540
MediaTek, Inc.	1,136	48,172
Micron Technology, Inc. (a)	8,852	761,892
Monolithic Power Systems, Inc.	33	11,926
NVIDIA Corp.	7,603	4,564,689
NXP Semiconductors NV	8,589	1,653,468
ON Semiconductor Corp. (a)	3,444	134,316
Silergy Corp.	125	13,084
SolarEdge Technologies, Inc. (a)	172	45,329
Synaptics, Inc. (a)	267	37,345
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	695	81,134
Teradyne, Inc.	1,867	233,524
		11,301,058
Software - 11.5%
ACV Auctions, Inc.	1,350	41,298
ACV Auctions, Inc. Class A (a)	300	10,197
Adobe, Inc. (a)	2,531	1,286,609
Atlassian Corp. PLC (a)	127	30,170
Autodesk, Inc. (a)	282	82,319
Avalara, Inc. (a)	228	32,310
BTRS Holdings, Inc. (c)	1,327	20,967
Cadence Design Systems, Inc. (a)	896	118,066
Cloudflare, Inc. (a)	300	25,422
Coupa Software, Inc. (a)	347	93,357
Crowdstrike Holdings, Inc. (a)	921	192,038
Digital Turbine, Inc. (a)	298	22,478
Docebo, Inc.	96	5,080
DocuSign, Inc. (a)	705	157,173
DoubleVerify Holdings, Inc.	3,115	98,711
DoubleVerify Holdings, Inc. (a)	700	24,647
Elastic NV (a)	589	71,045
Epic Games, Inc. (c)(d)	9	7,965
Five9, Inc. (a)	253	47,556
Freee KK (a)	97	8,236
HubSpot, Inc. (a)	633	333,243
Intuit, Inc.	70	28,851
Lightspeed POS, Inc. (Canada) (a)	3,982	278,058
Microsoft Corp.	31,205	7,869,277
Privia Health Group, Inc. (a)	301	10,932
Qualtrics International, Inc.	500	18,675
RingCentral, Inc. (a)	871	277,805
Salesforce.com, Inc. (a)	8,693	2,002,172
ServiceNow, Inc. (a)	571	289,137
Sinch AB (a)(b)	61	9,638
Tanium, Inc. Class B (a)(c)(d)	131	1,444
Telos Corp.	905	30,028
Teradata Corp. (a)	717	35,470
The Trade Desk, Inc. (a)	373	272,033
UiPath, Inc.	357	23,134
UiPath, Inc. Class A (a)	200	14,400
Volue A/S	5,594	32,258
Workday, Inc. Class A (a)	1,070	264,290
Zoom Video Communications, Inc. Class A (a)	1,342	428,863
		14,595,352
Technology Hardware, Storage & Peripherals - 9.3%
Apple, Inc.	90,241	11,863,073
Dell Technologies, Inc. (a)	124	12,193
		11,875,266

TOTAL INFORMATION TECHNOLOGY		42,208,614

MATERIALS - 1.5%
Chemicals - 0.8%
Celanese Corp. Class A	241	37,753
CF Industries Holdings, Inc.	605	29,421
Corbion NV	200	11,715
Corteva, Inc.	1,894	92,351
Nutrien Ltd.	6,402	353,395
Olin Corp.	2,032	87,437
PPG Industries, Inc.	306	52,399
The Chemours Co. LLC	7,269	219,524
The Mosaic Co.	3,217	113,174
Tronox Holdings PLC	1,248	26,458
Westlake Chemical Corp.	399	37,462
		1,061,089
Construction Materials - 0.1%
Eagle Materials, Inc.	367	50,697
Metals & Mining - 0.5%
Allegheny Technologies, Inc. (a)	525	12,212
Anglo American PLC (United Kingdom)	797	33,791
ArcelorMittal SA Class A unit (a)	4,294	125,771
Cleveland-Cliffs, Inc.	545	9,734
First Quantum Minerals Ltd.	3,789	87,331
Freeport-McMoRan, Inc.	7,622	287,426
Gatos Silver, Inc.	1,700	19,516
Steel Dynamics, Inc.	304	16,483
Vale SA sponsored ADR	3,370	67,804
		660,068
Paper & Forest Products - 0.1%
Louisiana-Pacific Corp.	895	58,963
West Fraser Timber Co. Ltd.	712	54,972
		113,935

TOTAL MATERIALS		1,885,789

REAL ESTATE - 0.4%
Equity Real Estate Investment Trusts (REITs) - 0.2%
Simon Property Group, Inc.	1,606	195,514
Real Estate Management & Development - 0.2%
Compass, Inc. (a)	600	11,412
Compass, Inc.	286	4,896
Hemnet Group AB (a)	600	11,340
KE Holdings, Inc. ADR (a)	317	16,500
Realogy Holdings Corp. (a)	2,829	48,885
Redfin Corp. (a)	2,769	195,990
		289,023

TOTAL REAL ESTATE		484,537

UTILITIES - 0.1%
Independent Power and Renewable Electricity Producers - 0.1%
Brookfield Renewable Corp.	963	39,918
FTC Solar, Inc. (a)	1,286	17,502
The AES Corp.	1,967	54,722
		112,142
TOTAL COMMON STOCKS
(Cost $76,687,606)		119,343,067

Preferred Stocks - 1.0%
Convertible Preferred Stocks - 0.8%
COMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
Starry, Inc.:
Series C (a)(c)(d)	3,181	5,344
Series D (a)(c)(d)	7,310	12,281
Series E3 (c)(d)	7,755	13,028
		30,653
CONSUMER DISCRETIONARY - 0.4%
Automobiles - 0.2%
Rad Power Bikes, Inc.:
Series A (c)(d)	237	1,143
Series C (c)(d)	931	4,491
Rivian Automotive, Inc.:
Series E (c)(d)	3,444	126,911
Series F (c)(d)	1,949	71,821
		204,366
Internet & Direct Marketing Retail - 0.2%
GoBrands, Inc. Series G (c)(d)	400	99,887
Instacart, Inc.:
Series H (c)(d)	461	57,625
Series I (c)(d)	272	34,000
The Honest Co., Inc. Series E (a)(c)	564	7,868
		199,380
Specialty Retail - 0.0%
Fanatics, Inc.:
Series E (c)(d)	1,655	57,710
Series F (c)(d)	141	4,917
		62,627
Textiles, Apparel & Luxury Goods - 0.0%
Allbirds, Inc.:
Series A (a)(c)(d)	85	939
Series B (a)(c)(d)	15	166
Series C (a)(c)(d)	140	1,547
Series Seed (a)(c)(d)	45	497
		3,149
TOTAL CONSUMER DISCRETIONARY		469,522
CONSUMER STAPLES - 0.0%
Food & Staples Retailing - 0.0%
Blink Health, Inc. Series C (a)(c)(d)	194	6,332
Sweetgreen, Inc.:
Series C (a)(c)(d)	13	171
Series D (a)(c)(d)	205	2,696
Series H (a)(c)(d)	1,969	25,892
Series I (a)(c)(d)	482	6,338
Series J (c)(d)	672	8,837
		50,266
Food Products - 0.0%
Agbiome LLC Series C (a)(c)(d)	557	3,528
Tobacco - 0.0%
JUUL Labs, Inc. Series E (a)(c)(d)	127	7,753
TOTAL CONSUMER STAPLES		61,547
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
Sonder Holdings, Inc. Series D1 (c)(d)	528	5,685
HEALTH CARE - 0.0%
Biotechnology - 0.0%
23andMe, Inc. Series F (a)(c)	339	6,890
INDUSTRIALS - 0.1%
Aerospace & Defense - 0.1%
ABL Space Systems Series B (c)(d)	629	28,327
Space Exploration Technologies Corp. Series N (c)(d)	126	52,919
		81,246
Construction & Engineering - 0.0%
Beta Technologies, Inc. Series A (c)(d)	231	16,925
TOTAL INDUSTRIALS		98,171
INFORMATION TECHNOLOGY - 0.2%
Communications Equipment - 0.0%
Xsight Labs Ltd. Series D (c)(d)	2,700	21,589
Electronic Equipment & Components - 0.0%
Enevate Corp. Series E (c)(d)	24,030	26,642
IT Services - 0.1%
ByteDance Ltd. Series E1 (c)(d)	544	59,608
Riskified Ltd.:
Series D (c)(d)	201	2,312
Series E (a)(c)(d)	625	7,188
Yanka Industries, Inc. Series F (c)(d)	1,183	37,710
		106,818
Semiconductors & Semiconductor Equipment - 0.0%
Tenstorrent, Inc. Series C1 (c)(d)	200	11,891
Software - 0.1%
Bird Rides, Inc. (c)(d)	7,288	36,440
Bird Rides, Inc.:
Series C1 (c)(d)	1,434	7,170
Series D (c)(d)	200	1,000
Databricks, Inc. Series G (c)(d)	284	50,372
Nuvia, Inc. Series B (c)	2,764	2,259
Stripe, Inc. Series H (c)(d)	200	8,025
		105,266
TOTAL INFORMATION TECHNOLOGY		272,206
MATERIALS - 0.1%
Metals & Mining - 0.1%
Diamond Foundry, Inc. Series C (c)(d)	5,192	124,608

TOTAL CONVERTIBLE PREFERRED STOCKS		1,069,282

Nonconvertible Preferred Stocks - 0.2%
CONSUMER DISCRETIONARY - 0.2%
Automobiles - 0.1%
Neutron Holdings, Inc.:
Series 1C (c)(d)	26,100	386
Series 1D (c)(d)	58,561	867
Volkswagen AG	603	157,098
Waymo LLC Series A2 (c)(d)	127	10,905
		169,256
Specialty Retail - 0.1%
Cazoo Holdings Ltd.:
Series A (c)	18	553
Series B (c)	313	9,621
Series C (c)	6	184
Series D (c)	1,116	34,303
		44,661
TOTAL CONSUMER DISCRETIONARY		213,917
TOTAL PREFERRED STOCKS
(Cost $1,073,274)		1,283,199
	Principal Amount	Value

Corporate Bonds - 0.2%
Convertible Bonds - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Automobiles - 0.0%
Neutron Holdings, Inc.:
4% 5/22/27 (c)(d)	5,000	5,000
4% 6/12/27 (c)(d)	3,170	3,170
		8,170
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
Sonder Holdings, Inc. 0% (c)(d)(f)	9,301	9,301

TOTAL CONVERTIBLE BONDS		17,471

Nonconvertible Bonds - 0.2%
INDUSTRIALS - 0.2%
Road & Rail - 0.2%
Hertz Corp.:
5.5% 10/15/24 (b)(g)	60,000	62,478
6% 1/15/28 (b)(g)	60,000	65,250
6.25% 10/15/22 (g)	35,000	36,750
7.125% 8/1/26 (b)(g)	40,000	43,600
		208,078
TOTAL CORPORATE BONDS
(Cost $206,461)		225,549

Preferred Securities - 0.0%
INFORMATION TECHNOLOGY - 0.0%
Electronic Equipment & Components - 0.0%
Enevate Corp. 0% 1/29/23 (c)(d)	10,231	10,231
Semiconductors & Semiconductor Equipment - 0.0%
Tenstorrent, Inc. 0% (c)(d)(f)	10,000	10,000
TOTAL PREFERRED SECURITIES
(Cost $20,231)		20,231
	Shares	Value

Money Market Funds - 4.8%
Fidelity Cash Central Fund 0.04% (h)	5,779,928	5,781,084
Fidelity Securities Lending Cash Central Fund 0.04% (h)(i)	356,869	356,905
TOTAL MONEY MARKET FUNDS
(Cost $6,137,989)		6,137,989
TOTAL INVESTMENT IN SECURITIES - 99.8%
(Cost $84,125,561)		127,010,035
NET OTHER ASSETS (LIABILITIES) - 0.2%(j)		221,218
NET ASSETS - 100%		$127,231,253

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini NASDAQ 100 Index Contracts (United States)	11	June 2021	$3,047,000	$203,581	$203,581

The notional amount of futures purchased as a percentage of Net Assets is 2.4%

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $579,576 or 0.5% of net assets.

 (c) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,623,384 or 1.3% of net assets.

 (d) Level 3 security

 (e) Security or a portion of the security is on loan at period end.

 (f) Security is perpetual in nature with no stated maturity date.

 (g) Non-income producing - Security is in default.

 (h) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (i) Investment made with cash collateral received from securities on loan.

 (j) Includes $193,600 of cash collateral to cover margin requirements for futures contracts.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
23andMe, Inc. Series F	8/31/17	$4,707
ABL Space Systems Series B	3/24/21	$28,327
Agbiome LLC Series C	6/29/18	$3,528
Allbirds, Inc.	10/9/18	$2,358
Allbirds, Inc. Series A	10/9/18	$932
Allbirds, Inc. Series B	10/9/18	$165
Allbirds, Inc. Series C	10/9/18	$1,535
Allbirds, Inc. Series Seed	10/9/18	$494
Ant International Co. Ltd. Class C	5/16/18	$13,745
AppHarvest, Inc.	1/29/21	$30,420
Beta Technologies, Inc. Series A	4/9/21	$16,925
Bird Rides, Inc.	2/12/21 - 4/20/21	$37,501
Bird Rides, Inc. Series C1	12/21/18	$16,843
Bird Rides, Inc. Series D	9/30/19	$2,584
Blink Health, Inc. Series A1	12/30/20	$2,682
Blink Health, Inc. Series C	11/7/19 - 1/21/21	$7,406
BTRS Holdings, Inc.	1/12/21	$13,270
ByteDance Ltd. Series E1	11/18/20	$59,608
Cazoo Holdings Ltd.	9/30/20	$7,499
Cazoo Holdings Ltd. Series A	9/30/20	$247
Cazoo Holdings Ltd. Series B	9/30/20	$4,291
Cazoo Holdings Ltd. Series C	9/30/20	$82
Cazoo Holdings Ltd. Series D	9/30/20	$15,300
CIIG Merger Corp.	3/24/21	$13,590
Databricks, Inc. Series G	2/1/21	$50,372
Diamond Foundry, Inc. Series C	3/15/21	$124,608
Enevate Corp. Series E	1/29/21	$26,642
Enevate Corp. 0% 1/29/23	1/29/21	$10,231
Epic Games, Inc.	7/30/20	$5,175
Fanatics, Inc. Series E	8/13/20	$28,615
Fanatics, Inc. Series F	3/22/21	$4,917
FSN E-Commerce Ventures Pvt Ltd.	10/7/20	$82,628
GoBrands, Inc. Series G	3/2/21	$99,887
Instacart, Inc. Series H	11/13/20	$27,660
Instacart, Inc. Series I	2/26/21	$34,000
JUUL Labs, Inc. Class A	12/20/17 - 7/6/18	$5,804
JUUL Labs, Inc. Series E	12/20/17 - 7/6/18	$3,263
Lordstown Motors Corp.	10/23/20	$4,660
MultiPlan Corp. warrants	10/8/20	$0
Neutron Holdings, Inc. Series 1C	7/3/18	$4,772
Neutron Holdings, Inc. Series 1D	1/25/19	$14,201
Neutron Holdings, Inc. 4% 5/22/27	6/4/20	$5,000
Neutron Holdings, Inc. 4% 6/12/27	6/12/20	$3,170
Nuvation Bio, Inc.	2/10/21	$19,920
Nuvia, Inc. Series B	3/16/21	$2,259
Rad Power Bikes, Inc.	1/21/21	$8,755
Rad Power Bikes, Inc. Series A	1/21/21	$1,143
Rad Power Bikes, Inc. Series C	1/21/21	$4,491
Riskified Ltd. Series D	11/18/20	$2,312
Riskified Ltd. Series E	10/28/19	$5,947
Riskified Ltd. warrants	10/28/19	$0
Rivian Automotive, Inc. Series E	7/10/20	$53,348
Rivian Automotive, Inc. Series F	1/19/21	$71,821
Sonder Holdings, Inc. Series D1	12/20/19	$5,542
Sonder Holdings, Inc. 0%	3/18/21	$9,301
Space Exploration Technologies Corp. Class A	2/16/21	$41,999
Space Exploration Technologies Corp. Series N	8/4/20	$34,020
Squarespace, Inc. Class C	3/16/21	$47,894
Starry, Inc. Series C	12/8/17	$2,933
Starry, Inc. Series D	3/6/19 - 7/30/20	$10,453
Starry, Inc. Series E3	3/31/21	$13,028
Stripe, Inc. Series H	3/15/21	$8,025
Sweetgreen, Inc. warrants 1/21/26	1/21/21	$0
Sweetgreen, Inc. Series C	9/13/19	$222
Sweetgreen, Inc. Series D	9/13/19	$3,506
Sweetgreen, Inc. Series H	11/9/18	$25,676
Sweetgreen, Inc. Series I	9/13/19	$8,242
Sweetgreen, Inc. Series J	1/21/21	$11,491
Tanium, Inc. Class B	4/21/17	$650
Tenstorrent, Inc. Series C1	4/23/21	$11,891
Tenstorrent, Inc. 0%	4/23/21	$10,000
The Honest Co., Inc. Series E	9/28/17	$5,529
Waymo LLC Series A2	5/8/20	$10,905
Xsight Labs Ltd. Series D	2/16/21	$21,589
Yanka Industries, Inc. Series F	4/8/21	$37,710
Zomato Pvt Ltd.	12/9/20 - 2/10/21	$33,690

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$1,473
Fidelity Securities Lending Cash Central Fund	1,057
Total	$2,530

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds and preferred securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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